Impairment Losses on Financial Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Impairment Losses on Financial Assets, Net

	2019 RMB million	2018 RMB million	2017 RMB million
Reversal of impairment losses on trade receivables (Note 28)	(6)	(21)	(3)
Impairment losses on other receivables (Note 30)	22	48	—

	16	27	(3)